Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of Income Tax Expense
The components of income tax expense were:

Year Ended December 31 (Dollars in Millions)	2020	2019	2018

Federal
Current	$1,146	$1,162	$1,287
Deferred	(291)	166	(148)

Federal income tax	855	1,328	1,139

State
Current	355	379	395
Deferred	(144)	(59)	20

State income tax	211	320	415

Total income tax provision	$1,066	$1,648	$1,554

Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 21 Percent to Company's Applicable Income Tax Expense
A reconciliation of expected income tax expense at the federal statutory rate of 21 percent to the Company’s applicable income tax expense follows:

Year Ended December 31 (Dollars in Millions)	2020	2019	2018
Tax at statutory rate	$1,271	$1,805	$1,822
State income tax, at statutory rates, net of federal tax benefit	240	355	352
Tax effect of
Tax credits and benefits, net of related expenses	(370)	(424)	(513)
Tax-exempt income	(117)	(120)	(130)
Nondeductible legal and regulatory expenses	29	23	52
Other items (a)	13	9	(29)

Applicable income taxes	$1,066	$1,648	$1,554
(a)	Includes excess tax benefits associated with stock-based compensation and adjustments related to deferred tax assets and liabilities.

Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances
A reconciliation of the changes in the federal, state and foreign uncertain tax position balances are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2020	2019	2018
Balance at beginning of period	$432	$335	$287
Additions for tax positions taken in prior years	62	168	93
Additions for tax positions taken in the current year	6	6	10
Exam resolutions	(8)	(62)	(51)
Statute expirations	(18)	(15)	(4)

Balance at end of period	$474	$432	$335

Significant Components of the Company's Net Deferred Tax Asset (Liability)
The significant components of the Company’s net deferred tax asset (liability) follows:

At December 31 (Dollars in Millions)	2020	2019

Deferred Tax Assets
Federal, state and foreign net operating loss and credit carryforwards	$2,495	$2,592
Allowance for credit losses	2,042	1,155
Accrued expenses	554	485
Obligation for operating leases	293	328
Pension and postretirement benefits	108	193
Stock compensation	84	78
Partnerships and other investment assets	9	91
Fixed assets	–	2
Other deferred tax assets, net	383	257

Gross deferred tax assets	5,968	5,181

Deferred Tax Liabilities
Leasing activities	(2,511)	(2,700)
Goodwill and other intangible assets	(802)	(763)
Securities available-for-sale and financial instruments	(755)	(111)
Mortgage servicing rights	(408)	(546)
Right of use operating leases	(249)	(282)
Fixed assets	(226)	–
Loans	(112)	(139)
Other deferred tax liabilities, net	(145)	(131)

Gross deferred tax liabilities	(5,208)	(4,672)
Valuation allowance	(163)	(127)

Net Deferred Tax Asset	$597	$382